Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE
Year (a)	Summary Compensation Table (SCT) Total for Riggs ($) (b-1) (1)	Compensation Actually Paid (CAP) to Riggs ($) (c-1) (1)(2)	SCT Total for Carr ($) (b-2) (1)	CAP to Carr ($) (c-2) (1)(2)	Average SCT Total for Non-PEO Named Executive Officers (NEOs) ($) (d) (1)	Average Compensation Actually Paid to Non-PEO NEOs ($) (e) (1)(2)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return ($) (f) (3)	Net Income (Loss) (g) ($ in 000s)
2024	500,011	(1,244,409)	—	—	525,753	(61,454)	2.61	(282,713)
2023	292,314	(1,837,261)	1,162,641	1,468,708	756,799	324,110	18.72	(337,639)
2022	—	—	1,514,006	(322,674)	856,101	157,879	6.95	(16,891)

Named Executive Officers, Footnote			Michael Carr served as our principal executive officer (“PEO”) for all of 2022, and from January 1, 2023, through May 31, 2023. Rory Riggs served as our PEO from June 1, 2023, through December 31, 2023, and for all of 2024. For 2022, our non-PEO named executive officers (“NEOs”) included William Koschak, Travis Frey, and Debra Frimerman. For 2023, our non-PEO NEOs included Travis Frey, Debra Frimerman, Peter Beetham, and Greg Gocal. For 2024, our non-PEO NEOs included Peter Beetham and Cornelis (Carlo) Broos.
Adjustment To PEO Compensation, Footnote	For 2024, the values included in this column for the compensation actually paid to Rory Riggs, and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b-1) and (d) for 2024, respectively:

Rory Riggs	2024
Summary Compensation Table Total for PEO (column (b-1))	$500,011
(-) SCT “Stock Awards” column value	—
(-) SCT “Option Awards” column value	—
(+) year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	—
(+/-) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(1,143,361)
(+) vesting date fair value of equity awards granted and vested in the covered year	—
(+/-) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(601,059)
(-) fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—
(+) dollar value of dividends/earnings paid on equity awards in the covered year	—
(+) excess fair value for equity award modifications	—
Compensation Actually Paid to Rory Riggs (column (c-1))	$(1,244,409)

AVERAGE FOR NON-PEO NEOs	2024
Average SCT Total for Non-PEO NEOs (column (d))	$525,753
(-) SCT “Stock Awards” column value	(58,938)
(-) SCT “Option Awards” column value	(97,318)
(+) year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	71,340
(+/-) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(308,251)
(+) vesting date fair value of equity awards granted and vested in the covered year	—
(+/-) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(194,040)
(-) fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—
(+) dollar value of dividends/earnings paid on equity awards in the covered year	—
(+) excess fair value for equity award modifications	—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$(61,454)
______________________________________________________________

Non-PEO NEO Average Total Compensation Amount			$ 525,753	$ 756,799	$ 856,101
Non-PEO NEO Average Compensation Actually Paid Amount			$ (61,454)	324,110	157,879
Adjustment to Non-PEO NEO Compensation Footnote	For 2024, the values included in this column for the compensation actually paid to Rory Riggs, and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b-1) and (d) for 2024, respectively:

Rory Riggs	2024
Summary Compensation Table Total for PEO (column (b-1))	$500,011
(-) SCT “Stock Awards” column value	—
(-) SCT “Option Awards” column value	—
(+) year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	—
(+/-) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(1,143,361)
(+) vesting date fair value of equity awards granted and vested in the covered year	—
(+/-) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(601,059)
(-) fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—
(+) dollar value of dividends/earnings paid on equity awards in the covered year	—
(+) excess fair value for equity award modifications	—
Compensation Actually Paid to Rory Riggs (column (c-1))	$(1,244,409)

AVERAGE FOR NON-PEO NEOs	2024
Average SCT Total for Non-PEO NEOs (column (d))	$525,753
(-) SCT “Stock Awards” column value	(58,938)
(-) SCT “Option Awards” column value	(97,318)
(+) year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	71,340
(+/-) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(308,251)
(+) vesting date fair value of equity awards granted and vested in the covered year	—
(+/-) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(194,040)
(-) fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—
(+) dollar value of dividends/earnings paid on equity awards in the covered year	—
(+) excess fair value for equity award modifications	—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$(61,454)
______________________________________________________________

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount			$ 2.61	18.72	6.95
Net Income (Loss)			$ (282,713,000)	(337,639,000)	$ (16,891,000)
PEO Name	Michael Carr	Rory Riggs	Rory Riggs		Michael Carr
Additional 402(v) Disclosure			For each of 2024, 2023 and 2022, total shareholder return for the Company was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2021, assuming dividend reinvestment. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
Rory Riggs [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 500,011	292,314
PEO Actually Paid Compensation Amount			(1,244,409)	(1,837,261)
Michael Carr [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				1,162,641	$ 1,514,006
PEO Actually Paid Compensation Amount				$ 1,468,708	$ (322,674)
PEO | Rory Riggs [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Rory Riggs [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,143,361)
PEO | Rory Riggs [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Rory Riggs [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(601,059)
PEO | Rory Riggs [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Rory Riggs [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Rory Riggs [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Rory Riggs [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Rory Riggs [Member] | Equity Awards, Excess Fair Value from Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			71,340
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(308,251)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(194,040)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(58,938)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(97,318)
Non-PEO NEO | Equity Awards, Excess Fair Value from Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0